Share-Based Awards - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended								1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended
	Jul. 31, 2008	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Nov. 30, 2010 Ordinary Shares	Jun. 30, 2013 Stock Options	Jun. 30, 2011 Stock Options	Dec. 31, 2012 Stock Options		Dec. 31, 2011 Stock Options		Dec. 31, 2010 Stock Options	Jun. 30, 2011 Stock Options Maximum	Dec. 31, 2010 Stock Options Maximum	Jun. 30, 2011 Stock Options Minimum	Dec. 31, 2010 Stock Options Minimum	Dec. 31, 2012 Service Based Stock Options	Dec. 31, 2011 Service Based Stock Options	Dec. 31, 2010 Service Based Stock Options	Dec. 31, 2012 Performance Based Stock Options	Dec. 31, 2011 Performance Based Stock Options	Dec. 31, 2010 Performance Based Stock Options	Jul. 31, 2010 2004 Share Option Plan	Jul. 31, 2010 2004 Share Option Plan Maximum	Sep. 30, 2012 2011 Stock Option and Incentive Plan	Dec. 31, 2012 2011 Stock Option and Incentive Plan	May 09, 2012 2011 Stock Option and Incentive Plan	Sep. 30, 2011 2011 Stock Option and Incentive Plan	Sep. 30, 2011 2011 Stock Option and Incentive Plan Maximum	Aug. 19, 2013 2011 Stock Option and Incentive Plan Subsequent Event	Dec. 31, 2012 2012 Employee Stock Purchase Plan Event	Jun. 20, 2013 Restricted Stock Units (RSUs)	May 01, 2013 Restricted Stock Units (RSUs)	Sep. 02, 2013 Restricted Stock Units (RSUs) Subsequent Event	Jun. 20, 2013 Restricted Stock Units (RSUs) Service Based Restricted Stock Units	May 01, 2013 Restricted Stock Units (RSUs) Service Based Restricted Stock Units	Sep. 02, 2013 Restricted Stock Units (RSUs) Service Based Restricted Stock Units Subsequent Event	Jun. 20, 2013 Restricted Stock Units (RSUs) Performance Based Restricted Stock Units [Member]	May 01, 2013 Restricted Stock Units (RSUs) Performance Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares permitted to be purchased under the plan for grants of options																									3,151,369
Options granted, maximum term																										7 years					7 years
Ordinary shares, reserved for issuance																											1,633,334		1,166,667	666,667		1,883,334
Ordinary shares, increase in number of shares reserved for issuance																											466,667
Maximum Percentage of outstanding stock by which shares reserved for issuance may increase in accordance with the plan																																4.75%
Requisite service period for service-based awards															4 years	4 years	1 year	1 year										4 years									4 years	4 years	4 years
Shares authorized for ESPP																																	400,000
Minimum days employed to be eligible to purchase shares																																	30 days
Minimum customary hours were per week to be eligible to purchase shares																																	20 hours
Ownership percentage that disqualifies employee from participating in the ESPP																																	5.00%
Minimum number of offerings annually																																	1
Term of offering																																	6 months
Minimum notice for employee to participate in offering																																	Each eligible employee may elect to participate in any offering by submitting an enrollment form at least 15 days before the relevant offering date.
Maximum percentage of employee's base compensation eligible																																	15.00%
Purchase price as a percentage of market fair value																																	85.00%
Maximum shares that can be purchase by each employee per offering period																																	2,500
Maximum amount that can be purchased by each employee																																	$ 25
Stock options granted									35,667	902,977	[1]	248,333	[2]	1,798,611					496,088	227,666	1,378,611	406,889	20,667	420,000
Stock options, exercise price									$ 3.08	$ 9.76	[1]	$ 7.26	[2]	$ 3.08
Number of ordinary shares converted	3,062,833						10,193,347
Ordinary shares converted, conversion basis						1.5
Shares sold, value per share	$ 4.49					$ 3.50
Increase in aggregate fair value of stock options granted									63					3,174
Grant-date fair value of awards granted										$ 4.59		$ 3.69		$ 3.08					$ 4.52	$ 3.75	$ 3.11	$ 4.50	$ 3.02	$ 3.00
Stock option vested																						261,573	356,667	0
Estimated fair value of ordinary shares, per share		$ 33.23	$ 25.16	$ 9.36	$ 5.25
Total intrinsic value of stock options exercised								18,569		2,726		0		3,170
Unrecognized compensation expense associated with stock options outstanding		2,984	4,520
Unrecognized compensation expense, weighted average recognition period								1 year 10 months 24 days		2 years 3 months 18 days
Income tax benefits related to share-based compensation expense		0	60	719	45
Excess tax benefits from the exercises of stock options		$ 0	$ (266)	$ 0	$ 266
Stock options granted																																					40,500	483,667	58,500	5,000	654,250
Grant-date fair value of awards granted																																		$ 31.10	$ 22.76	$ 49.45

[1]	On May 9, 2012, the Company's board of directors specified the performance criteria for the stock options granted during the year ended December 31, 2011 for the purchase of 54,000 ordinary shares at an exercise price of $7.97. The performance criteria are based on Company operating metrics for 2012. As a result, as of May 9, 2012, these stock options were deemed granted for accounting purposes.
[2]	During the year ended December 31, 2011, the Company granted stock options for the purchase of 54,000 ordinary shares at an exercise price $7.97 under which the performance-based vesting criteria had not been determined at December 31, 2011. As the options did not have a grant date as of that date, they are not included in the options granted amount.